Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Interest and Other Income	$ 716,133	$ 774,098	$ 3,146,620	$ 3,161,111
Interest Expense	447,067	457,599	1,848,050	1,882,663
Net Interest Income	269,066	316,499	1,298,570	1,278,448
Provision for losses on mortgage loans receivable	20,943	6,340	100,959	174,836
Provision for losses on bonds				1,000,000
Provision for Losses on Mortgage Loans Receivable and Bonds	20,943	6,340	100,959	1,174,836
Net Interest Income after Provision for Mortgage and Bond Losses	310,159	248,123	1,197,611	103,612
Operating Expenses
Other operating expenses	139,451	148,864	833,490	703,710
Real estate impairment		149,775
Total Operating Expenses	139,451	298,639	833,490	703,710
Operating Income (Loss)	108,672	11,520	364,121	(600,098)
Other Income	145	120	2,794	5,104
Net Income (Loss)	$ 108,817	$ 11,640	$ 366,915	$ (594,994)
Basic and Diluted Income (Loss) Per Share	$ 0.06	$ 0.01	$ 0.40	$ 0.38
Dividends Declared Per Share	$ 0.09	$ 0.10	$ 1,677,798	$ 1,745,880
Weighted Average Common Shares Outstanding - Basic and Diluted	1,677,798	1,677,798	1,745,880	1,677,798